Fair Value Measurements - Summary of warrants (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Private Placement Warrants
Class Of Warrant Or Right [Line Items]
Fair value as of beginning	$ 0
Acquired in Business Combination	32,399
Issued in connection with closing of the Forward Purchase Agreement	7,879
Change in value	(36,208)
Converted into equity
Fair value as of ending	4,070
Old Talkspace Warrants
Class Of Warrant Or Right [Line Items]
Fair value as of beginning	444
Acquired in Business Combination
Issued in connection with closing of the Forward Purchase Agreement
Change in value	165
Converted into equity	(609)
Fair value as of ending